Assumed contingent obligation related to the business combination (Tables)	6 Months Ended
Jun. 30, 2020
Assumed contingent obligation related to the business combination
Schedule of contingent liabilities in business combination

	2020	2019
	£'000s	£'000s
January 1	1,103	996
Re-measurement of contingent liability	22,629	—
Impact of changes in foreign exchange rates	(230)	2
Unwinding of discount factor	405	58
June 30	23,907	1,056

Schedule of effect in underlying assumptions to deviate up or down

	USD/GBP	Probability
	exchange rate	of success	Revenue
	up/down 1%	up/down 5%	(up / down
	pt	pt	10%)
	£'000s	£'000s	£'000s
Variable up	23,693	25,683	26,071
Base case, reported fair value	23,907	23,907	23,907
Variable down	24,125	22,131	21,742